Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Operating Segments
Reportable segments from continuing operations

	For the year ended December 31, 2019
	Canada $	United States $	Global $	Total Segments $	Adjustments and Eliminations $	Consolidated $

Total gross revenue	1,314.7	2,709.8	914.2	4,938.7	(111.4)	4,827.3
Less inter-segment revenue	31.6	21.7	58.1	111.4	(111.4)	-

Gross revenue from external customers	1,283.1	2,688.1	856.1	4,827.3	-	4,827.3
Less subconsultants and other direct expenses	173.6	740.5	201.9	1,116.0	-	1,116.0

Total net revenue	1,109.5	1,947.6	654.2	3,711.3	-	3,711.3

Gross margin	571.1	1,070.2	367.1	2,008.4	-	2,008.4

	For the year ended December 31, 2018
	Canada $	United States $	Global $	Total Segments $	Adjustments and Eliminations $	Consolidated $

Total gross revenue	1,311.0	2,365.9	742.7	4,419.6	(135.8)	4,283.8
Less inter-segment revenue	35.2	31.3	69.3	135.8	(135.8)	-

Gross revenue from external customers	1,275.8	2,334.6	673.4	4,283.8	-	4,283.8
Less subconsultants and other direct
expenses	188.0	560.2	180.4	928.6	-	928.6

Total net revenue	1,087.8	1,774.4	493.0	3,355.2	-	3,355.2

Gross margin	557.0	982.5	275.7	1,815.2	-	1,815.2

Schedule of Non-Current Assets and Gross Revenue by Geographical Areas
The following tables disclose disaggregation of revenue by geographic area and services:

Geographic information	Non-Current Assets		Gross Revenue

	December 31	December 31	For the year ended December 31
	2019	2018	2019	2018
	$	$	$	$

Canada	760.5	535.2	1,283.1	1,275.8
United States	1,486.2	1,342.3	2,688.1	2,334.6
United Kingdom	143.3	140.5	279.1	184.9
Global	326.4	140.3	577.0	488.5

	2,716.4	2,158.3	4,827.3	4,283.8

Schedule of Gross Revenue by Services

Gross revenue by services	For the year ended December 31

	2019 $	2018 $

Buildings	1,053.3	938.7
Energy & Resources	613.1	597.5
Environmental Services	788.6	682.8
Infrastructure	1,401.7	1,169.3
Water	970.6	895.5

Total gross revenue from external customers	4,827.3	4,283.8